Other Liabilities - Summary of Other Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other Liabilities 1 [Abstract]
Salary and welfare payable	¥ 10,129	¥ 7,234
Interest payable to policyholders	9,614	8,006
Payable to third party holders of consolidated trust schemes and debt investment schemes	6,252	5,488
Brokerage and commission payable	5,659	3,713
Payable to constructors	2,668	1,032
Agent deposits	1,906	1,611
Stock appreciation rights	833	654
Tax payable	689	657
Interest payable of debt instruments	127	813
Others	9,553	7,628
Total	47,430	36,836
Current	47,430	36,836
Non-current	0	0
Total	¥ 47,430	¥ 36,836